Called up share capital	6 Months Ended
Jun. 30, 2019
Called up share capital
Called up share capital

11. Called up share capital

Ordinary shares

As at 30 June 2019 the issued ordinary share capital of Barclays Bank PLC comprised 2,342 million (December 2018: 2,342 million) ordinary shares of £1 each.

Preference shares

As at 30 June 2019 the issued preference share capital of Barclays Bank PLC of £6m (December 2018: £6m) comprised 1,000 Sterling Preference Shares of £1 each (December 2018: 1,000); 31,856 Euro Preference Shares of €100 each (December 2018: 31,856); and 58,133 US Dollar Preference shares of $100 each (December 2018: 58,133).

There was no issuance or redemption of ordinary or preference shares in the six months ended on 30 June 2019.